UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:            $46,596
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                                Name
--------------------                                ----

(1)  028-10548                                      SLS Offshore Fund, Ltd.
(2)  028-13248                                      SLS Investors, LP


                                                         FORM 13F INFORMATION TABLE
                                                              SLS MANAGEMENT, LLC
                                                                 June 30, 2012



COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                         VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                  --------          ------      --------   -------  --- ----  ----------  ----    ----    ------- ----
BEAM INC                        COM               073730103   2,887       46,200  SH        SOLE                 46,200
BRISTOL MYERS SQUIBB CO         COM               110122108   3,462       96,300  SH        SOLE                 96,300
COMVERSE TECHNOLOGY INC         COM PAR $0.10     205862402   2,010      345,735  SH        SOLE                345,735
FLEXTRONICS INTL LTD            ORD               Y2573F102   2,188      352,900  SH        SOLE                352,900
KRATOS DEFENSE & SEC SOLUTIO    COM NEW           50077B207     993      169,999  SH        SOLE                169,999
LOUISIANA PAC CORP              COM               546347105   2,531      232,600  SH        SOLE                232,600
MARATHON PETE CORP              COM               56585A102   2,129       47,400  SH        SOLE                 47,400
MEDCATH CORP                    COM               58404W109   5,170      692,134  SH        SOLE                692,134
PARKERVISION INC                COM               701354102     453      190,477  SH        SOLE                190,477
PENNEY J C INC                  COM               708160106   4,709      202,000  SH        SOLE                202,000
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T     780097713   5,561      283,000  SH        SOLE                283,000
SEAGATE TECHNOLOGY PLC          SHS               G7945M107   7,571      306,145  SH        SOLE                306,145
VERINT SYS INC                  COM               92343X100   3,119      105,700  SH        SOLE                105,700
YAHOO INC                       COM               984332106   2,332      147,300  SH        SOLE                147,300
YAMANA GOLD INC                 COM               98462Y100   1,481       96,200  SH        SOLE                 96,200



SK 02740 0001 1307192